Parent-only Financial Information (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Interest-earning deposits in other financial institutions	$ 22,701	$ 49,730		$ 33,990
Securities available-for-sale (corporate bonds)	1,221,219	1,098,725		1,244,313
Other assets	12,090	15,059		18,056
Total assets	2,463,922	2,376,918		2,247,167
Liabilities and Stockholders' Equity
Total liabilities	2,075,030	1,994,268		1,850,450
Total stockholders' equity	388,892	382,650	398,171	396,717	391,540	386,578
Total liabilities and stockholders' equity	2,463,922	2,376,918		2,247,167
Parent Company
Assets
Cash in Northfield Bank		10,679		20,929
Interest-earning deposits in other financial institutions		1,558		658
Investment in Northfield Bank		347,427		319,603
Securities available-for-sale (corporate bonds)		5,327		37,472
ESOP loan receivable		14,955		15,392
Accrued interest receivable		95		505
Other assets		2,897		2,392
Total assets		382,938		396,951
Liabilities and Stockholders' Equity
Total liabilities		288		234
Total stockholders' equity		382,650		396,717
Total liabilities and stockholders' equity		$ 382,938		$ 396,951